Expense Example, No Redemption - Hartford Schroders China A Fund - Class C	Mar. 01, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 228
Expense Example, No Redemption, 3 Years	1,271
Expense Example, No Redemption, 5 Years	2,313
Expense Example, No Redemption, 10 Years	$ 4,909